Document and Entity Information	Dec. 07, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001841948
Document Type	8-K
Document Period End Date	Dec. 07, 2022
Entity Registrant Name	Lerer Hippeau Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40168
Entity Tax Identification Number	86-1418494
Entity Address, Address Line One	100 Crosby Street
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10012
City Area Code	(646)
Local Phone Number	237-4837
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	LHAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false